Other Components of Equity - Disclosure of Detailed Information About Other Components Of Equity Explanatory (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
(Gain)/loss reclassified to profit or loss	$ (779.9)	₨ (64,065.0)	₨ 8,093.1	₨ (10,201.3)
Reserve of gains and losses from investments in Debt instruments [Member]
Balance at the beginning	48.6	3,997.4	2,567.8	886.3
Other Comprehensive income for the year	11.9	975.2	1,981.6	2,069.0
(Gain)/loss reclassified to profit or loss	(2.4)	(198.6)
Income tax relating to gain/(loss) recognized on debt investments, where applicable	(2.3)	(186.0)	(552.0)	(387.5)
Balance at the end	$ 55.8	₨ 4,588.0	₨ 3,997.4	₨ 2,567.8